Subsequent Events	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events
Subsequent Events

Note 7 — Subsequent Events

The Company evaluated events that have occurred after the balance sheet date through the date on which the financial statement was issued. Based upon this review, other than described in the financial statement, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

Note 9 — Subsequent Events

On August 3, 2021, the Company borrowed from the Sponsor the amount of $0.5 million under the Sponsor Loan Commitment, which amount remains outstanding.

On August 6, 2021, the Sponsor committed to provide to the Company an amount of up to $0.8 million in loans in order to finance the Company’s working capital needs (including transaction costs in connection with a Business Combination), which amount, together with the $1.6 million in loans that the Sponsor committed on May 27, 2021 for the same purpose, comprises an aggregate of up to $2.4 million of loans committed by the Sponsor to the Company. As described above, up to $1.5 million of the Sponsor Loan Commitment (in the aggregate with any other Working Capital Loans) may be convertible into units of the post-Business Combination entity at a price of $10.00 per unit at the option of the lender.

On October 19, 2021, the Company received a letter from a purported stockholder of the Company claiming that, among other things, under the Delaware General Corporation Law a separate class vote of the Class A common stock of the Company is required with respect to the Company’s proposal to increase the number of authorized shares of Class A common stock of the Company in connection with the Business Combination. The Company believes that the claims set forth in the letter are without merit. In light of recent complaints filed with the Delaware Court of Chancery by stockholders of certain other special purpose acquisition companies incorporated in the State of Delaware, the parties to the Merger Agreement have determined that it is advisable to seek the approval of holders of (i) a majority of the outstanding shares of Class A common stock of the Company, voting as a separate class, and (ii) a majority of the outstanding shares of Class F common stock of the Company, voting as a separate class, in the interest of avoiding potential delay and distraction in the event that a complaint of similar tenor were filed with respect to the transactions contemplated by the Merger Agreement, despite such parties’ belief that such approval is not required pursuant to Section 242(b)(2) of the Delaware General Corporation Law.

Management has evaluated subsequent events and transactions occurring through the date the financial statements were issued. Based upon this review, except as noted above, the Company did not identify any subsequent event that would have required adjustment or disclosure in the condensed consolidated financial statements.